LOSS PER SHARE - Summary of Basic Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
(Loss) for the year, attributable to the owners of the Company (basic), Continuing operations	$ (1,304,381)	$ 85,902	$ 52,226
(Loss) for the year, attributable to the owners of the Company (basic)	(1,304,381)	$ 85,902	52,226
(Loss) for the year, attributable to the owners of the Company (basic)	$ (1,304,381)		$ (53,841)
Earnings per Share Basic
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Ordinary shares, beginning balance	466,762,000	491,184,000	9,000
AdjustedWeightedAverageShares	576,136,000	485,513,000	491,184,000
Earnings per Share Basic | Conversion of preferred A shares into ordinary shares
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	42,301,000	0	0
Earnings per Share Basic | Issue of shares to CIIG shareholders
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	56,075,000	0	0
Earnings per Share Basic | Issue of shares for exercise of warrants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	7,035,000	0	0
Earnings per Share Basic | Exercise of options by SOP participants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	24,000	0	0
Earnings per Share Basic | Shares repurchased from RSP participants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	(42,000)	0	0
Earnings per Share Basic | Shares granted to RSU scheme’s participants
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	3,000	0	0
Earnings per Share Basic | Issue of ordinary shares
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	3,978,000	0	0
Earnings per Share Basic | Share split
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	0	0	27,000
Earnings per Share Basic | Conversion of distributable reserves into shares
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	0	0	491,148,000
Earnings per Share Basic | Treasury shares and RSP 2020 shares
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	0	(6,481,000)	0
Earnings per Share Basic | RSP shares vested
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Increase (decrease) in number of ordinary shares issued	0	810,000	0